Annual Operating Expenses {- Fidelity® Low-Priced Stock Fund} - 07.31 Fidelity Low-Priced Stock Fund K PRO-09 - Fidelity® Low-Priced Stock Fund - Fidelity Low-Priced Stock Fund-Class K	Sep. 29, 2021
Operating Expenses:
Management fee (fluctuates based on the fund's performance relative to a securities market index)	0.51%
Distribution and/or Service (12b-1) fees	none
Other expenses	0.05%
Total annual operating expenses	0.56%